Business Segments (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information
Year Ended December 31, 2016:

	Gathering and Processing	Logistics and Marketing	Other	Eliminations	Total
	(Millions)
Total operating revenue	$4,490	$6,186	$—	$(3,783)	$6,893
Gross margin (a)	$1,227	$205	$—	$—	$1,432
Operating and maintenance expense	(611)	(43)	(16)	—	(670)
Depreciation and amortization expense	(344)	(15)	(19)	—	(378)
General and administrative expense	(14)	(9)	(269)	—	(292)
Other income (expense), net	73	(5)	(3)	—	65
Earnings from unconsolidated affiliates	73	209	—	—	282
Interest expense, net	—	—	(321)	—	(321)
Gain on sale of assets, net	19	16	—	—	35
Restructuring costs	—	—	(13)	—	(13)
Income tax expense	—	—	(46)	—	(46)
Net income (loss)	$423	$358	$(687)	$—	$94
Net income attributable to non-controlling interests	(6)	—	—	—	(6)
Net income (loss) attributable to partners	$417	$358	$(687)	$—	$88
Non-cash derivative mark-to-market (b)	$(119)	$(20)	$—	$—	$(139)
Non-cash lower of cost or market adjustments	$—	$3	$—	$—	$3
Capital expenditures	$107	$10	$27	$—	$144
Investments in unconsolidated affiliates, net	$1	$52	$—	$—	$53

Year Ended December 31, 2015:

	Gathering and Processing	Logistics and Marketing	Other	Eliminations	Total
	(Millions)
Total operating revenue	$4,910	$6,487	$—	$(3,967)	$7,430
Gross margin (a)	$1,213	$236	$—	$—	$1,449
Operating and maintenance expense	(668)	(49)	(15)	—	(732)
Depreciation and amortization expense	(343)	(16)	(18)	—	(377)
General and administrative expense	(22)	(11)	(248)	—	(281)
Other expense, net	(1)	(8)	(1)	—	(10)
Asset impairment	(876)	(9)	(27)	—	(912)
Earnings from unconsolidated affiliates	54	130	—	—	184
Interest expense, net	—	—	(320)	—	(320)
Gain on sale of assets, net	42	—	—	—	42
Restructuring costs	—	—	(11)	—	(11)
Income tax benefit	—	—	102	—	102
Net income (loss)	$(601)	$273	$(538)	$—	$(866)
Net income attributable to non-controlling interests	(5)	—	—	—	(5)
Net income (loss) attributable to partners	$(606)	$273	$(538)	$—	$(871)
Non-cash derivative mark-to-market (b)	$47	$(1)	$—	$—	$46
Non-cash lower of cost or market adjustments	$—	$8	$—	$—	$8
Capital expenditures	$729	$52	$30	$—	$811
Investments in unconsolidated affiliates, net	$15	$49	$—	$—	$64

Year Ended December 31, 2014:

	Gathering and Processing	Logistics and Marketing	Other	Eliminations	Total
	(Millions)
Total operating revenue	$9,873	$12,649	$—	$(8,497)	$14,025
Gross margin (a)	$1,971	$226	$—	$—	$2,197
Operating and maintenance expense	(725)	(44)	(4)	—	(773)
Depreciation and amortization expense	(315)	(17)	(16)	—	(348)
General and administrative expense	(27)	(14)	(236)	—	(277)
Other expense, net	(5)	—	(2)	—	(7)
Asset impairment	(18)	—	—	—	(18)
Earnings from unconsolidated affiliates	5	77	—	—	82
Interest expense, net	—	—	(287)	—	(287)
Loss on sale of assets, net	(7)	—	—	—	(7)
Income tax expense	—	—	(11)	—	(11)
Net income (loss)	$879	$228	$(556)	$—	$551
Net income attributable to non-controlling interests	(4)	—	—	—	(4)
Net income (loss) attributable to partners	$875	$228	$(556)	$—	$547
Non-cash derivative mark-to-market (b)	$39	$4	$—	$—	$43
Non-cash lower of cost or market adjustments	$—	$24	$—	$—	$24
Capital expenditures	$1,272	$62	$50	$—	$1,384
Investments in unconsolidated affiliates, net	$75	$86	$—	$—	$161

	December 31,
	2016	2015
	(Millions)
Segment long-term assets:
Gathering and Processing	$9,053	$9,431
Logistics and Marketing	3,278	3,339
Other (c)	286	311
Total long-term assets	12,617	13,081
Current assets	994	804
Total assets	$13,611	$13,885

(a)
Gross margin consists of total operating revenues, including commodity derivative activity, less purchases of natural gas and NGLs. Gross margin is viewed as a non-GAAP financial measure under the rules of the SEC, but is included as a supplemental disclosure because it is a primary performance measure used by management as it represents the results of product sales versus product purchases. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner.

(b)	Non-cash commodity derivative mark-to-market is included in gross margin, along with cash settlements for our commodity derivative contracts.

(c)	Other long-term assets not allocable to segments consist of unrealized gains on derivative instruments, corporate leasehold improvements and other long-term assets.